Discontinued Operation (Details) - Schedule of assets and liabilities of the discontinued operation - USD ($)		Sep. 30, 2020	Sep. 30, 2019
Assets of discontinued operation
Accounts receivable	[1]	$ 102,449	$ 112,921
Total current assets		102,449	112,921
Total assets		102,449	112,921
Liabilities of discontinued operation
Accounts payable		314,756	307,782
Advance from customers		34,500	34,040
Other payable		283,622	272,262
Income tax payable		22,834	21,919
Total current liabilities		655,712	636,003
Total liabilities		$ 655,712	$ 636,003

[1]	The accounts receivables as of September 30, 2020 has been subsequently collected in November 2020.